Note 10 - Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finished goods	$ 5,670	$ 5,195	$ 1,287
Less reserve for obsolete inventory	(60)	(60)	0
Total	$ 5,610	$ 5,135	$ 1,287